Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	¥ 114,191	¥ 125,303	¥ 95,014
Other comprehensive income (loss)-net of taxes
Net unrealized gains on securities (Notes 3 and 14)	49,205	174,184	158,510
Net unrealized losses on derivative financial instruments (Notes 12 and 14)	(116)	(111)	(167)
Pension adjustments (Notes 11 and 14)	(13,969)	(7,688)	2,380
Foreign currency translation adjustments (Note 14)	(39,342)	60,758	45,845
Total other comprehensive income (loss)	(4,222)	227,143	206,568
Comprehensive income	109,969	352,446	301,582
Comprehensive income attributable to noncontrolling interests	(786)	(17,757)	(11,946)
Comprehensive income attributable to shareholders of Kyocera Corporation	¥ 109,183	¥ 334,689	¥ 289,636